DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2015
DERIVATIVE INSTRUMENTS [Abstract]
DERIVATIVE INSTRUMENTS

NOTE 14:-  DERIVATIVE INSTRUMENTS

The fair values of outstanding derivative instruments were as follows:

		Fair value of
		derivative instruments
		December 31,
	Balance sheet	2015	2014
Derivatives designated and qualified as cash flow hedging instruments:
Foreign exchange contracts	Other account payables and accrued expenses	$32	$131

Total derivatives designated as hedging instruments		$32	$131

The effect of derivative instruments in cash flow hedging relationships in the statement of operations and other comprehensive income (OCI) is summarized below:

	Amount of gain (loss) recognized in accumulated OCI (effective portion)
	Year ended December 31,
	2015	2014	2013

Foreign exchange contracts	$124	$(33)	$179

Total	$124	$(33)	$179

	Amount of gain (loss) reclassified from accumulated OCI into income (effective portion)
	Year ended December 31,
Statements of operations	2015	2014	2013

Revenues	$211	$105	$(77)
Operating expenses	(171)	(68)	424

Total	$40	$37	$347

	Gain (loss) recognized in income on derivatives
		December 31,
	Statements of operations	2015	2014	2013

Derivatives not designated as hedging instruments:
Foreign exchange contracts	Financial income (expenses), net	$(15)	$45	$(3)

Total		$(15)	$45	$(3)